Note 13 - Investments in Unconsolidated Joint Ventures - Summary of Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Current assets	$ 7,263		$ 5,288
Current liabilities	47,337		36,819
Long-term liabilities	249,613		117,388
City of Athens [Member]
Current assets	1,691		898
Non-current assets	30,291		30,853
Current liabilities	2,262		1,530
Long-term liabilities	15,060		15,627
Net operating revenues	2,638	$ 1,501
Net (loss)/gain	484	138
Eco Nine [Member]
Current assets	1,494		684
Non-current assets	30,412		30,975
Current liabilities	2,629		1,762
Long-term liabilities	15,335		$ 15,900
Net operating revenues	2,637	519
Net (loss)/gain	$ 365	$ (129)